Shareholders' Equity - Additional Information (Detail) - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Aug. 18, 2020
Class of Stock [Line Items]
Preferred stock shares authorised	1,000,000	1,000,000
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorised	200,000,000	200,000,000	200,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares issued	0	24,893,689
Common stock shares outstanding	0	24,893,689
Temporary equity shares outstanding	69,000,000	44,106,311	69,000,000	54,536,898	61,845,583
Common stock shares description of voting rights	one vote	one vote
Common Class A [Member] | Founder Shares [Member]
Class of Stock [Line Items]
Percentage of common stock outstanding	20.00%	20.00%
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorised	20,000,000	20,000,000	20,000,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares issued	17,250,000	17,250,000
Common stock shares outstanding	17,250,000	17,250,000
Common stock shares description of voting rights	one vote	one vote